CAPITAL MANAGEMENT - Computable Patrimonial Liability (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CAPITAL MANAGEMENT
Tier One Ordinary Capital	$ 824,470,904	$ 732,667,574	$ 526,365,675
(Deductible concepts)	(233,821,244)	(222,220,695)	$ (169,964,031)
Computable Patrimonial Responsibility	590,649,660	510,446,879
Computable Patrimonial Responsability after compensations	$ 631,952,756	$ 533,921,325
Consolidated Tier 1 capital ratio	16.10%